UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jay Venkatesan
Title:  Managing Member
Phone:  415-874-4800

Signature,  Place,  and  Date  of  Signing:

/s/ Jay Venkatesan                 San Francisco, CA                  2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      190,919
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           ACM Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2                           Jay Venkatesan
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARIAD PHARMACEUTICALS INC    COM              04033A100   10,889   567,713 SH       DEFINED    1,2        567,713      0    0
ARTHROCARE CORP              COM              043136100   15,668   452,950 SH       DEFINED    1,2        452,950      0    0
ARTICURE INC                 COM              04963C209      893   129,442 SH       DEFINED    1,2        129,442      0    0
BIOLENERX LTD                SPONSORED ADR    09071M106    2,926 1,156,598 SH       DEFINED    1,2      1,156,598      0    0
BOSTON SCIENTIFIC CORP       COM              101137107   11,608 2,025,800 SH       DEFINED    1,2      2,025,800      0    0
CARDINAL HEALTH INC          COM              14149Y108    6,630   160,989 SH       DEFINED    1,2        160,989      0    0
CELGENE CORP                 RIGHT 12/31/2030 151020112   14,267 2,225,686 SH       DEFINED    1,2      2,225,686      0    0
CHEMOCENTRYX INC             COM              16383L106    4,335   396,248 SH       DEFINED    1,2        396,248      0    0
CYCLACEL PHARMACEUTICALS INC COM NEW          23254L306    1,069   220,593 SH       DEFINED    1,2        220,593      0    0
ENDOLOGIX INC                COM              29266S106   14,305 1,004,530 SH       DEFINED    1,2      1,004,530      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108    7,895   146,200 SH       DEFINED    1,2        146,200      0    0
GRIFOLS S A                  SP ADR REP B NVT 398438408   21,144   815,413 SH       DEFINED    1,2        815,413      0    0
HEALTH MGMT ASSOC INC NEW    CL A             421933102    1,793   192,400 SH       DEFINED    1,2        192,400      0    0
HOLOGIC INC                  COM              436440101    9,353   467,417 SH       DEFINED    1,2        467,417      0    0
INSMED INC                   COM PAR $.01     457669307    9,927 1,483,870 SH       DEFINED    1,2      1,483,870      0    0
MCKESSON CORP                COM              58155Q103    9,798   101,052 SH       DEFINED    1,2        101,052      0    0
NOVAVAX INC                  COM              670002104    5,241 2,773,196 SH       DEFINED    1,2      2,773,196      0    0
OMEROS CORP                  COM              682143102      881   169,697 SH       DEFINED    1,2        169,697      0    0
ONCOTHYREON INC              COM              682324908    1,027   534,900     CALL DEFINED    1,2        534,900      0    0
PALATIN TECHNOLOGIES INC     COM PAR $ .01    696077403      672 1,119,923 SH       DEFINED    1,2      1,119,923      0    0
PEREGRINE PHARMACEUTICALS IN COM NEW          713661304    7,183 5,441,442 SH       DEFINED    1,2      5,441,442      0    0
PEREGRINE PHARMACEUTICALS IN COM              713661904    2,640 2,000,000     CALL DEFINED    1,2      2,000,000      0    0
SHANGPHARMA CORP             SPONSORED ADR    81943P104    4,492   522,982 SH       DEFINED    1,2        522,982      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209   17,786   476,315 SH       DEFINED    1,2        476,315      0    0
THRESHOLD PHARMACEUTICAL INC COM NEW          885807206    3,338   792,846 SH       DEFINED    1,2        792,846      0    0
UNIVERSAL HLTH SVCS INC      CL B             913903100    5,159   106,710 SH       DEFINED    1,2        106,710      0    0
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